CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 34,531	$ 38,665
Short-term bank deposits	16,749	13,150
Restricted cash and deposits	324	3,135
Trade receivables (net of allowance for doubtful accounts of $ 2,119 and $ 2,751 at December 31, 2019 and 2018, respectively)	18,697	14,176
Unbilled accounts receivable	8,897	6,050
Other accounts receivable and prepaid expenses (Note 3)	4,510	4,126
Inventories (Note 4)	12,605	13,863
Total current assets	96,313	93,165
LONG-TERM INVESTMENTS AND RECEIVABLES:
Long-term deposits and restricted deposits and long-term other accounts receivables	134	146
Severance pay fund	1,363	1,289
Deferred tax assets (Note 13)	4,215	3,459
Operating lease right-of-use assets (Note 5)	3,492
Total long-term investments and receivables	9,204	4,894
PROPERTY AND EQUIPMENT, NET (Note 6)	6,256	6,347
INTANGIBLE ASSETS, NET (Note 7)	3,772	3,645
GOODWILL (Note 8)	11,504	11,120
Total assets	127,049	119,171
CURRENT LIABILITIES:
Trade payables	5,438	6,359
Customer advances	5,587	10,170
Deferred revenues	2,558	2,387
Other accounts payable and accrued expenses (Note 9)	14,609	13,226
Short-term operating lease liabilities (Note 5)	919
Total current liabilities	29,111	32,142
LONG-TERM LIABILITIES:
Deferred revenues	1,769	1,344
Deferred tax liabilities	178	182
Accrued severance pay	2,251	2,181
Long-term operating lease liabilities (Note 5)	2,515
Other long-term liabilities	371	351
Total long-term liabilities	7,084	4,058
COMMITMENTS AND CONTINGENT LIABILITIES (Note 10)
REDEEMABLE NON-CONTROLLING INTEREST	3,048	1,755
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 1 par value - Authorized: 39,748,000 shares at December 31, 2019 and December 31, 2018; Issued and outstanding: 23,153,985 shares at December 31, 2019 and 23,049,639 shares at December 31, 2018	6,750	6,721
Additional paid-in capital	94,696	94,205
Accumulated other comprehensive loss	(627)	(1,827)
Foreign currency translation adjustments (Company's standalone financial statements)	5,924	2,795
Accumulated deficit	(18,961)	(20,678)
Total Magal shareholders' equity	87,782	81,216
Non-controlling interest	24
Total shareholders' equity (Note 11)	87,806	81,216
Total liabilities and shareholders' equity	$ 127,049	$ 119,171